SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2022		Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued employee benefits and payroll-related	$ 845		$ 571		$ 438		$ 343		$ 218
Real estate and other taxes	2,194	[1]	1,672	[2]	1,175	[3]	1,391	[1],[2],[3],[4]	491	[4]
Self-insured reserve	109		154	[5]	140	[6]	162	[6],[7]	183	[7]
Accrued interest	202		200		222		206		424
Unearned rental revenue					42		192		41
Medicaid overpayment - Healthcare Services	1,543		1,543		1,529		1,529
Other accrued expenses	1,961		1,304		1,418		1,164		868
Total accrued expenses	$ 6,854		$ 5,444		$ 4,964		$ 4,987		$ 2,225

[1]	September 30, 2022 includes approximately $1.8 million of bed tax accruals for the Healthcare Services segment. December 31, 2021 includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax for the year for the Healthcare segment.
[2]	June 30, 2022 includes approximately $0.1 million of bed tax accruals for the Healthcare Services segment. December 31, 2021 includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax for the year for the Healthcare segment.
[3]	March 31, 2022 includes approximately $0.1 million of bed tax accruals for the Healthcare Services segment.
[4]	Includes approximately $0.7 million of bed taxes in arrears related to the Wellington Transition and approximately $0.3 million bed tax accrual for the twelve months ended December 31, 2021 for the Healthcare Services segment.
[5]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 11 - Commitments and Contingencies).
[6]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 11 - Commitments and Contingencies).
[7]	The Company self-insures against professional and general liability cases incurred prior to the Transition and uses a third-party administrator and outside counsel to manage and defend the claims (see Note 14 - Commitments and Contingencies)